Financial Instrument Risk Management - Credit Default Swaps by Underlying Financial Instrument Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of external credit grades [line items]
Notional amount	$ 178,698	$ 162,948
Fair value	178,651	162,854
Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	1,483	1,031
Fair value	10	20
Total single name credit default swap contracts | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	1,051	1,031
Fair value	20	20
Total single name credit default swap contracts | A Rating | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	552	491
Fair value	7	5
Total single name credit default swap contracts | BBB Rating | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	499	540
Fair value	13	15
Credit default swap index contracts | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	432	0
Fair value	$ (10)	$ 0